SCHEDULE OF CONVERSION OF NOTES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 2,651,074		$ 14,032,528	$ 4,400,000
Interest Payable	34,984		163,517	787,996
Debt converted		$ 5,800,000
Common stock issued		1,357,968
Outstanding debt	$ 2,656,856		17,189,106	4,245,082
Shares	10,189,772
Conversion price	$ 0.06585
Redemption value	$ 11,198,754
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			4,350,000
Interest Payable			999,137
Debt converted			$ 5,349,137
Common stock issued			1,357,968
Outstanding debt
Note One [Member]
Short-Term Debt [Line Items]
Conversion date	Jan. 03, 2022
Shares	535,249
Conversion price	$ 2.83
Redemption value	$ 1,517,054
Note Two [Member]
Short-Term Debt [Line Items]
Conversion date	Feb. 01, 2022
Shares	1,354,423
Conversion price	$ 1.58
Redemption value	$ 2,145,135
Note Three [Member]
Short-Term Debt [Line Items]
Conversion date	Mar. 01, 2022
Shares	2,818,853
Conversion price	$ 0.96
Redemption value	$ 2,710,511
Note Four [Member]
Short-Term Debt [Line Items]
Conversion date	Apr. 01, 2022
Shares	1,962,010
Conversion price	$ 0.99
Redemption value	$ 1,957,878
Note Five [Member]
Short-Term Debt [Line Items]
Conversion date	May 01, 2022
Shares	2,549,910
Conversion price	$ 0.94
Redemption value	$ 2,406,713
Note Six [Member]
Short-Term Debt [Line Items]
Conversion date	Jun. 01, 2022
Shares	969,327
Conversion price	$ 0.46
Redemption value	$ 461,463
2015 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				100,000
Interest Payable				28,671
Outstanding debt				128,671
2015 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			100,000
Interest Payable			31,151
Debt converted			$ 131,151
Common stock issued			15,116
Outstanding debt
2018 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				3,500,000
Interest Payable				727,905
Outstanding debt				$ 3,444,781
Conversion price				$ 0.25
2018 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			3,500,000
Interest Payable			901,466
Debt converted			$ 4,401,466
Common stock issued			1,259,837
Outstanding debt
2020 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 700,000
Interest Payable				29,726
Outstanding debt				$ 569,936
2020 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			700,000
Interest Payable			64,438
Debt converted			$ 764,438
Common stock issued			77,000
Outstanding debt
2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	2,651,074		13,647,341
Interest Payable	34,984		159,435
Outstanding debt	$ 2,656,856		16,799,837
2021 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			50,000
Interest Payable			2,082
Debt converted			$ 52,082
Common stock issued			6,015
Outstanding debt